Basis of preparation	12 Months Ended
Dec. 31, 2018
Disclosure of Basis of preparation [Abstract]
Disclosure of basis of preparation of financial statements [text block]
(2)	Basis of preparation

a)	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS), issued by the International Accounting Standard Board (IASB).

On April 12, 2019, the accompanying consolidated financial statements and related notes were authorized for issuance by the Company’s Chief Financial Officer, Mr. Daniel Salazar Ferrer, for review and approval by the Audit Committee, Board of Directors and stockholders. In accordance with Mexican General Corporate Law and the Company’s bylaws, the stockholders are empowered to modify the consolidated financial statements after their issuance should they deem it necessary.

b)	Basis of measurement

The accompanying consolidated financial statements were prepared on the historical cost basis (historical cost is generally based on the fair value of the consideration given in exchange for goods and services), except for the following items in the consolidated statement of financial position, which are measured at fair value:

•	Derivative financial instruments for trading and hedging, and investment in securities at fair value through profit or loss

•	Biological assets

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurements in its entirety, which are described as follows:

Level 1 inputs are quoted prices in active markets for identical assets or liabilities.

Level 2 inputs are inputs, other than quoted prices included within Level 1, which are observable either directly or indirectly.

Level 3 inputs are unobservable inputs.

c)	Functional and presentation currency

These consolidated financial statements are presented in thousands of Mexican pesos (pesos or $), the official currency of Mexico, which is the currency in which the Company’s accounting records are maintained and functional currency, except for the foreign subsidiaries for which the U.S. dollar is the functional currency as well as the currency in which accounting records are maintained.

For disclosure purposes, in the notes to the consolidated financial statements, “thousands of pesos” or “$” means thousands of Mexican pesos, and “thousands of dollars” means thousands of U.S. dollars.

When deemed relevant, certain amounts are included between parentheses as a translation into thousands of dollars, into thousands of Mexican pesos, or both, as applicable. These translations are performed for the convenience of the reader at the closing exchange rate issued by Bank of Mexico, which is $19.67, $19.66 and $20.64 pesos to one U.S. dollar as of December 31, 2018, 2017 and 2016, respectively.

d)	Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and significant assumptions are reviewed on an ongoing basis. Changes in estimates are recognized in the period in which they occur and in any future periods affected.

The following are the critical accounting estimates and assumptions used by management in the application of the Company’s accounting policies, which are significant to the amounts recognized in the consolidated financial statements.

Critical accounting judgments

i.	Fair value of biological assets

The Company estimates the fair value of biological assets as the price that would be received or paid in an orderly transaction between market participants at the measurement date. As part of the estimate, the Company considers the maturity periods of such assets, the necessary time span for the biological assets to reach a productive stage, as well as future economic benefits obtained.

The balance of current biological assets includes hatching eggs, growing pigs and growing poultry, while the balance of non-current biological assets includes poultry in its different production stages, and breeder pigs.

Non-current biological assets are valued at production cost less accumulated depreciation or accumulated impairment losses, as there is no observable or reliable market for such assets. Additionally, the Company believes that there is no reliable method for measuring the fair value of non-current biological assets. Current biological assets are valued at fair value when there is an observable market, less estimated selling expenses.

ii.	Business combinations or acquisition of assets

Management uses its professional judgment to determine whether the acquisition of a group of assets constitutes a business combination. This determination may have a significant impact in how the acquired assets and assumed liabilities are accounted for, both on initial recognition and subsequent thereto.

iii.	Aggregation of operating segments

The Company’s chicken and egg operating segments are aggregated to present one reportable segment (Poultry) as they have similar products and services, production processes, classes of customers, methods used for distribution, the nature of the regulatory environment in which they operate, and similar economic characteristics as evidenced by similar five-year trends in gross profit margins. These factors are evaluated at least annually.

Key sources of estimation uncertainty on the application of accounting policies

i.	Assessments to determine the recoverability of deferred tax assets

On an annual basis the Company prepares projections to determine if it will generate sufficient taxable income to utilize its deferred tax assets associated with deductible temporary differences, including tax losses and other tax credits.

ii.	Useful lives and residual values of property, plant and equipment

Useful lives and residual values of intangible assets and property, plant and equipment are used to determine amortization and depreciation expense of such assets and are determined with the assistance of internal and external specialists as deemed necessary.

Useful lives and residual values are reviewed periodically at least once a year, based on the current conditions of the assets and the estimate of the period during which they will continue to generate economic benefits to the Company. If there are changes in the related estimate, measurement of the net carrying amount of assets and the corresponding depreciation expense are affected prospectively.

iii.	Measurements and disclosures at fair value

Fair value is a measurement based on the price a market participant would be willing to receive to sell an asset or pay to transfer a liability, and is not a measure specific to the Company. For some assets and liabilities, observable market transactions or market information may be available. For other assets and liabilities, observable market transactions and market information may not be available. However, the purpose of a measurement at fair value in both cases is to estimate the price at which an orderly transaction to sell the asset or to transfer the liabilities would be carried out among the market participants at the date of measurement under current market conditions.

When the price of an identical asset or liability is not observable, the Company determines the fair value using another valuation technique which maximizes the use of relevant observable information and minimizes the use of unobservable information. As the fair value is a measurement based on the market, it is measured using the assumptions that market participants would use when they assign a price to an asset or liability, including assumptions about risk.

iv.	Impairment of long-lived assets and goodwill

The carrying amount of long-lived assets is reviewed for impairment when situations or changes in circumstances indicate that it is not recoverable, except for goodwill which is reviewed on an annual basis. If there are indicators of impairment, a review is carried out to determine whether the carrying amount exceeds its recoverable value and whether it is impaired. The recoverable value is the highest of the asset’s fair value, less selling costs, and its value in use which is the present value of the future estimated cash flows generated by the asset. The value in use calculation requires the Company’s management to estimate the future cash flows expected to arise from the asset and/or from the cash-generating unit and an appropriate discount rate in order to calculate present value.

v.	Employee retirement benefits

The Company uses assumptions to determine the best estimate for its employee retirement benefits. Assumptions and estimates are established in conjunction with independent actuaries. These assumptions include demographic hypotheses, discount rates and expected increases in remunerations and future employee service periods, among others. Although the assumptions are deemed appropriate, a change in such assumptions could affect the value of the employee benefit liability and the results of the period in which it occurs.

vi.	Expected credit losses on accounts receivable

The expected credit losses on financial assets are estimated using a provision matrix based on the Company's historical experience of credit losses, adjusted for factors that are specific to each of the Company's customer and debtor groups, general economic conditions and an assessment of both current and forecast conditions at each reporting date.

vii.	Contingencies

A contingent liability is defined as:

•
A possible obligation that arises from past events and whose existence can only be confirmed by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Company, or

•	a present obligation that arises from past events but is not recognized because:

a.	it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation; or

b.	the amount of the obligation cannot be measured with sufficient reliability.

The assessment of such contingencies requires the exercise of significant judgments and estimates on the possible outcome of those future events. The Company assesses the probability of loss arising from lawsuits and other contingencies with the assistance of its legal advisors. These estimates are reconsidered periodically at each reporting period.

e)	Issue of new IFRS

i. New and amended IFRS that affect reported balances and/or disclosures in financial statements

In the current year, the Company adopted a series of new and amended IFRS issued by the IASB which went into effect on January 1, 2018 as it relates to its consolidated financial statements.

IFRS 9, Financial Instruments

IFRS 9,
Financial Instruments
, includes requirements for recognition and measurement, impairment, derecognition and general hedge accounting.

The details of these new requirements, and their impact on the consolidated statements of financial position of the Company, are described below.

Classification and measurement of financial assets
All recognized financial assets that are within the scope of IFRS 9 are required to be measured subsequently at amortized cost or fair value, based on the Company's management of financial assets and the contractual cash flows characteristic of financial assets.

The Company has not made changes in the classification of financial assets based on the application of IFRS 9; therefore, the adoption of such classification and measurement provisions has not had an impact on its consolidated statements of financial position, results and other comprehensive results.

Impairment of financial assets
IFRS 9 introduces a new model of impairment of expected loss and limited changes to the requirements of classification and measurement of financial assets. Specifically, the new impairment model is based on the expected credit losses rather than the losses incurred, and will be applied to debt instruments valued at amortized cost or at fair value through other comprehensive income, leases receivable, contract asset, certain written loan commitments and financial guarantee contracts. Regarding the new fair value measurement category through other comprehensive income, the impairment provisions will be applicable to debt instruments that (i) are held within a business model whose objectives are achieved through the collection of contractual cash flows and the sale of financial assets and (ii) have contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Company has not identified a material impact on its financial assets from the application of the impairment provisions of IFRS 9, neither in its investment positions nor in its trade accounts receivable.

General Hedge Accounting
The new general hedge accounting requirements retain the three types of hedge accounting schemes currently available in IAS 39. Under IFRS 9, greater flexibility has been introduced to the types of transactions eligible for hedge accounting, specifically broadening the types of instruments that qualify for hedging instruments and the types of risk components of non-financial items that are eligible for hedge accounting. In addition, the effectiveness test has been overhauled and replaced with the principle of an ‘economic relationship’. Retrospective assessment of hedge effectiveness is also no longer required. Enhanced disclosure requirements about an entity’s risk management activities have also been introduced.

IFRS 15, Revenue from Contracts with Customers

Under this standard, revenue is recognized as control is passed, either over time or at a point in time.

The standard outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. In applying the revenue model to contracts within its scope, an entity will: 1) Identify the contract with a customer; 2) Identify the performance obligations in the contract; 3) Determine the transaction price; 4) Allocate the transaction price to the performance obligations in the contract; 5) Recognize revenue when (or as of) the entity satisfies a performance obligation.

The Company conducted an analysis of revenues with customers and determined that the adoption of this standard has no impact on its consolidated financial statements.

Amendments to IFRS 2, Share-based Payment

The amendments to IFRS 2,
Share-based Payment
, clarify the classification and measurement of share-based payment transactions. The amendments contain clarifications and amendments addressing the accounting for cash-settled share-based payment transactions; classification of share-based payment transactions with net settlement features; and accounting for modifications of share-based payment transactions from cash-settled to equity-settled. The adoption of these amendments had no impact on the consolidated financial statements of the Company as it does not have share-based payment plans.

IFRIC 22, Foreign Currency Transactions and Advance Considerations

The interpretation clarifies that when the entity pays or receives consideration in advance in a foreign currency, the date of transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income, is the date when the anticipated consideration has been paid or received in advance, i.e. when the advance payment or the income received in advance was recognized. The adoption of this interpretation had no impact on the Company’s consolidated financial statements because it already accounts for transactions that involve the payment or receipt of advance consideration in a foreign currency in a manner that is consistent with the modifications.

Amendments IFRS 4- The application of IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts

Amendments to IFRS 4,
Insurance Contracts
, provide two options for entities that issue insurance contracts: i) an optional temporary exemption from applying IFRS 9 (referred to as the "deferral approach"); and ii) an option that allows entities presenting the changes in the fair value of the designated financial assets, in other comprehensive income (OCI), instead of in profit or loss (referred to as the "overlay approach"). The overlay approach will be applicable when IFRS 9 is applied for the first time. The deferral approach is effective for annual periods beginning on or after January 1, 2018 and will only be available for three years after that date. The modifications have had no impact on the Company’s consolidated financial statements.

ii. New IFRS issued but not yet effective

The Company has not applied the following new and revised IFRS that have been issued, but are not yet effective for periods beginning on January 1, 2018.

IFRS 16, Leases

IFRS 16,
Leases
was issued in January 2016 and supersedes IAS 17,
Leases
and related interpretations. The new standard brings most leases on-balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. Lessor accounting, however, remains largely unchanged and the distinction between operating and finance leases is retained. IFRS 16 is effective for periods beginning on or after January 1, 2019, with earlier adoption permitted if IFRS 15 has also been applied.

Under IFRS 16 a lessee recognizes a right-of-use asset and a lease liability. The right-of-use asset is treated similarly to other non-financial assets and depreciated accordingly and the liability accrues interest. This will typically produce a front-loaded expense profile (whereas operating leases under IAS 17 would typically have had straight-line expenses) as an assumed straight-line depreciation of the right-of-use asset and the decreasing interest on the liability will lead to an overall decrease of expense over the reporting period.

The lease liability is initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease if that can be readily determined. The Company has decided to use an incremental borrowing rate.

The Company has decided to account for lease payments as an expense on a straight-line basis over the lease term for leases with a lease term of 12 months or less and containing no purchase options (this election is made by class of underlying asset); and leases where the underlying asset has a low value when new, such as personal computers or small items of office furniture.

IFRS 16 establishes different transitional provisions, the Company has chosen the modified retrospective application where the comparative period is not restated.

IFRS 16 will change the way in which the Company accounts for leases previously classified as operating leases under IAS 17, which were accounted for off-balance sheet.

In the initial application of IFRS 16, as of January 1, 2019, for all leases (except those that the Company has elected to account for as an expense), the Company:

•	Recognizes right-of-use assets and lease liabilities in the consolidated statement of financial position, initially measured at the present value of the future lease payments;

•	Recognizes depreciation of right-of-use assets and interest on lease liabilities in the consolidated statement of profit or loss;

•	Separates the total amount of cash paid into a principal portion (presented within financing activities) and interest (presented within financing activities) in the consolidated cash flow statement.

Under IFRS 16, right-of-use assets will be tested for impairment in accordance with IAS 36, Impairment of Assets. This will replace the previous requirement to recognize a provision for onerous lease contracts.

For the first time application of IFRS 16, the Company has carried out an implementation project, which has shown that the new definition in the standard will not significantly change the scope of contracts that meet the definition of a lease for the Company.

A preliminary assessment indicates that $ 18,290, monthly lease payments are related to leases other than short-term leases and leases of low-value assets, and therefore the amount to be recognized by the Company as a right-of-use asset and the corresponding liability as of January 1, 2019 will range from $900,000 to $950,000, with respect to all such leases. The effect of adoption arises from right-of-use assets and related liabilities related to leases of buildings, machinery and equipment and transport equipment. The impact on the 2019 consolidated statement of profit or loss will be comprised of an increase in the annual depreciation of approximately $193,129 and the annual interest expense of approximately $33,572.

IFRIC - 23 Uncertainty about treatment in the income tax

This interpretation deals with the determination of taxable income (loss), tax bases, unused fiscal losses, unused tax credits and tax rates, when there is uncertainty about their treatment in accordance with IAS 12. Specifically, it considers:

•	If tax treatments should be considered collectively

•	Assumptions about tax authorities’ examinations

•	The determination of taxable income (loss), tax bases, unused tax losses, unused tax credits and tax rates

•	The effects of changes in the facts and circumstances

This interpretation will be effective on January 1, 2019. The Company's management considers that the application of this interpretation will not have a significant impact on its consolidated financial statements, since its current practices for determining the effects of income taxes on its consolidated financial statements incorporate considerations similar to those set forth in the interpretation.

Annual Improvements 2015-2017 Cycle

The annual improvements include amendments to IFRS 3 and IFRS 11, to IFRS 12 and to IAS 23, which are all effective for annual periods beginning on or after January 1, 2019.

The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, the entity must remeasure previously held interests in that business. The amendments to IFRS 11 clarify that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

The amendments to IFRS 12 clarify that the effects on income taxes for dividends (or distributions of profit) should be recognized in results regardless of how the tax arises.

The amendments to IAS 23 clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

The Company is in the process of determining the potential impacts on its consolidated financial statements derived from the adoption of these amendments.